Advances to suppliers	12 Months Ended
Dec. 31, 2021
Advances to suppliers
Advances to suppliers

Note 7 – Advances to Suppliers

	December 31,	December 31,
	2021	2020
Advances to suppliers	$3,459,374	$7,033,556
Allowance for doubtful accounts	(38,746)	(179,095)
Advances to suppliers, net	$3,420,628	$6,854,461

The movement of allowance for doubtful accounts are as follows:

	December 31,	December 31,
	2021	2020
Balance at beginning of period	$179,095	$1,517,017
Change of allowance for doubtful accounts	(144,549)	(400,436)
Write off	(5)	(1,039,958)
Translation adjustments	4,205	102,472
Balance at end of period	$38,746	$179,095